ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the entity's subsidiaries and VIE and VIE's significant subsidiaries

As of December 31, 2014, details of the Company’s subsidiaries and VIE, VIE’s significant subsidiaries and schools were as follows:

Place of
	Incorporation	establishment/
Name	or acquisition date	incorporation	Legal ownership

Subsidiaries:
Xuecheng Century (Beijing) Information Technology Co., Ltd. (“Xuecheng Century”)	Aug 17, 2009	PRC	100%
China Xueda Corporation Limited (“Xueda HK”)	May 13, 2009	Hong Kong	100%
Beijing Xueda Education & Training Consulting Co., Ltd.	Oct 31, 2011	PRC	100%
Tianjin Xueda Education Technology Co., Ltd.	Feb 25, 2014	PRC	100%

VIE:
Beijing Xueda Information Technology Co., Ltd. (“Xueda Information”)	Jul 13, 2009	PRC	Nil	*

VIE’s significant subsidiaries and schools:
Taiyuan Xueda Education & Training School(1)	Dec 8, 2008	PRC	Nil	*
Nanchang Xueda Education & Training School(1)	Apr 20, 2009	PRC	Nil	*
Qingdao Xueda Pre-exam Tutoring School(1)	Jun 10, 2009	PRC	Nil	*
Suzhou Xuecheng Information Technology Co., Ltd.	Sep 28, 2009	PRC	Nil	*
Wuhan Xueda Information Technology Co., Ltd.	Oct 12, 2009	PRC	Nil	*
Wuxi Xueda Information Technology Co., Ltd.	Oct 15, 2009	PRC	Nil	*
Hohhot Xueda Information Technology Co., Ltd.	Oct 21, 2009	PRC	Nil	*
Tianjin Xueda Educational Information Consulting Co., Ltd.	Oct 26, 2009	PRC	Nil	*
Beijing Xuecheng Shidai Information Technology Co., Ltd.	Oct 28, 2009	PRC	Nil	*
Changsha Xuezhi Information Technology Co., Ltd.	Nov 3, 2009	PRC	Nil	*
Kunming Xueda Information Technology Co., Ltd.	Nov 6, 2009	PRC	Nil	*
Guangzhou Xueda Educational Technology Co., Ltd.	Nov 24, 2009	PRC	Nil	*
Shenzhen Xueda Information Technology Co., Ltd.	Nov 25, 2009	PRC	Nil	*
Chengdu Xueda Information Technology Co., Ltd.	Nov 30, 2009	PRC	Nil	*
Jinan Xueda Education & Training School(1)	Dec 17, 2009	PRC	Nil	*
Beijing Xicheng Xueda Training School(1)	Feb 1, 2010	PRC	Nil	*
Dalian Shahekou Xueda Education & Training School(1)	Mar 5, 2010	PRC	Nil	*
Hangzhou Xueda Education Consulting Co., Ltd.	Mar 9, 2010	PRC	Nil	*
BeijingWeland International Education and Technology Corp.	Jun 1, 2012	PRC	Nil	*
Guiyang Xueda Information Technology Co., Ltd.	Apr 9, 2010	PRC	Nil	*
Fuzhou Gulou Xueda Education & Training School(1)	Apr 26, 2010	PRC	Nil	*
Shijiazhuang Yuhua District Xueda Education & Training School(1)	Apr 26, 2010	PRC	Nil	*
Beijing Dongcheng Xueda Training School(1)	May 27, 2010	PRC	Nil	*
Changchun Xueda Education & Training School(1)	Jun 11, 2010	PRC	Nil	*
Xi’an Xueda Education & Training School(1)	Jun 18, 2010	PRC	Nil	*
Shenyang Xueda Education & Training School(1)	Aug 10, 2010	PRC	Nil	*
Nanjing Xueda Education & Training School(1)	Sep 30, 2010	PRC	Nil	*
Nantong Chongchuan District Xueda Education Training School(1)	Nov 19, 2010	PRC	Nil	*
Xi’an Lianhu Xueda Education Training School(1)	Dec 7, 2010	PRC	Nil	*
Xi’an Beilin District Xueda Education Training School(1)	Dec 14, 2010	PRC	Nil	*
Shanghai Jinshan District Xueda Education School of Continuing Studies(1)	Dec 16, 2010	PRC	Nil	*
Hefei Xueda Education Training Department(1)	Dec 27, 2010	PRC	Nil	*
Beijing Chaoyang Xueda Training School(1)	Jan 25, 2011	PRC	Nil	*
Xi’an Yanta Xueda Education & Training School(1)	Feb 24, 2011	PRC	Nil	*
Beijing Haidian Xueda Training School(1)	May 31, 2011	PRC	Nil	*
Qindu Xueda Education & Training School(1)	Oct 28, 2011	PRC	Nil	*
Tangshan Lubei Xueda Education & Training School(1)	Apr 26, 2012	PRC	Nil	*
Shenzhen Xueda Education & Training School(1)	Dec 30, 2013	PRC	Nil	*
Tianjin Xuecheng Century Information Technology Co., Ltd.	Feb 25, 2014	PRC	Nil	*

*These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)

These private schools are established and controlled by Xueda Information or its subsidiaries. Under PRC laws and regulations, entities who establish private schools are commonly referred to as “sponsors” instead of “owners” or “shareholders”. The economic substance of “sponsorship” in respect of private schools is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

Schedule of financial information of the entity's VIE and VIE's subsidiaries

	December 31,
	2013	2014

Cash and cash equivalents	56,947	54,730
Prepaid expense and other current assets	12,902	12,738
Total current assets	129,836	137,492
Total assets	175,603	170,852
Deferred revenue	133,854	126,148
Total current liabilities	142,539	141,698
Total liabilities	172,522	165,385
Total equity	3,081	5,467

	Years ended December 31,
	2012	2013	2014

Net revenues	293,157	347,047	338,314
Net income	6,282	10,089	4,069
Net cash provided by (used in) operating activities	48,370	43,003	(11,256)
Net cash (used in) provided by investing activities	(37,363)	(48,532)	11,875